FAIR VALUE MEASUREMENTS (Details) - Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs - MORINGA ACQUISITION CORP [Member]	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share price [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Fair value measurements inputs	10	10	10
Strike price [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Fair value measurements inputs	11.5	11.5	11.5
Volatility [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Fair value measurements inputs	60	60	50
Risk-free interest rate [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Fair value measurements inputs	4.34	4.78	4
Dividend yield [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Fair value measurements inputs	0	0	0
Public warrant market price [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Fair value measurements inputs	0.08	0.03